UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-207-1544
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey Casdin             New York, New York          5/12/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:       $263,818
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  -----
ABGENIX INC           COMMON    00339B107    27155   196600   SH         SOLE          196600    0        0
------------------------------------------------------------------------------------------------------------
AMGEN INC             COMMON    031162100     4922    80200   SH         SOLE           80200    0        0
------------------------------------------------------------------------------------------------------------
CELL GENSYS INC       COMMON    150921104     1980    92925   SH         SOLE           92925    0        0
------------------------------------------------------------------------------------------------------------
CELTRIX               COMMON    151186103     5538   798300   SH         SOLE          798300    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    49030  1048760   SH         SOLE         1048760    0        0
------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104     8130   162000   SH         SOLE          162000    0        0
------------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     3892   162600   SH         SOLE          162600    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO       COMMON    277432100     2739    60200   SH         SOLE           60200    0        0
------------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406     7144    47000   SH         SOLE           47000    0        0
------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103     8974   141610   SH         SOLE          141610    0        0
------------------------------------------------------------------------------------------------------------
IDEC                  COMMON    449370105    16447   167400   SH         SOLE          167400    0        0
 PHARMACEUTICALS CORP
------------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    12612   460700   SH         SOLE          460700    0        0
------------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    27805   318000   SH         SOLE          318000    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------

MEDAREX INC         COMMON     583916101   14949     297500   SH       SOLE            297500    0        0
------------------------------------------------------------------------------------------------------------
MICROCIDE           COMMON     595018102    1713     131800   SH       SOLE            131800    0        0
 PHARMACEUTICAL INC
------------------------------------------------------------------------------------------------------------
MILLENNIUM          COMMON     599902103   11387      87678   SH       SOLE             87678    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC COMMON     62855J104    4766      79100   SH       SOLE             79100    0        0
------------------------------------------------------------------------------------------------------------
PE CORP      CELERA GEN GRP    69332S201   25500     276800   SH       SOLE            276800    0        0
------------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC   COMMON     716933106    9194     165100   SH       SOLE            165100    0        0
------------------------------------------------------------------------------------------------------------
QLT                 COMMON     746927102    8597     155600   SH       SOLE            155600    0        0
 PHOTOTHERAPEUTICS INC
------------------------------------------------------------------------------------------------------------
SYNAPTIC            COMMON     87156R109    1566     216000   SH       SOLE            216000    0        0
 PHARMACEUTICAL CORP
------------------------------------------------------------------------------------------------------------
TRIPOS INC          COMMON     896928108    5082     192700   SH       SOLE            192700    0        0
------------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC COMMON     896942109    2305     257900   SH       SOLE            257900    0        0
------------------------------------------------------------------------------------------------------------
VARIAN MED          COMMON     92220P105    2391      52400   SH       SOLE            52400     0        0
 SYS INC
------------------------------------------------------------------------------------------------------------

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